Related party balances and transactions – Principal transactions (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)	Dec. 31, 2017 MXN ($)
Related party balances and transactions
Intangible assets other than goodwill	$ 387,548		$ 6,513,514	$ 6,348,605	$ 7,648,417
Technical assistance fee related party transactions	6,844	$ 135,074	117,987	97,818
Administrative expenses	29,790	587,917	642,345	558,222
Major maintenance provision	14,747	291,038	262,871	174,293
Interest income	$ 6,450	127,290	199,600	80,740
Related parties
Related party balances and transactions
Technical assistance fee related party transactions		135,074	117,987	97,818
Administrative expenses		66,783	51,950	22,061
Related parties | SAP
Related party balances and transactions
Capital Investment				10,706
Related parties | Hotel
Related party balances and transactions
Capital Investment			340
Related parties | Industrial warehouse
Related party balances and transactions
Capital Investment		46,172	103,235	29,067
Related parties | Platform
Related party balances and transactions
Major maintenance provision		10,405		3,162
Iimprovements to concessioned assets.			$ 21,694
Related parties | Runway
Related party balances and transactions
Major maintenance provision				$ 29,089
Related parties | Terminal
Related party balances and transactions
Iimprovements to concessioned assets.		$ 210,098